Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Series A Common and Common shares	Capital in excess of par value	Treasury shares	Accumulated other comprehensive income (loss)	Retained earnings	Total TDS shareholders' equity	Preferred shares	Noncontrolling interests
Beginning balance at Dec. 31, 2014	$ 4,455	$ 1	$ 2,337	$ (748)	$ 6	$ 2,330	$ 3,926	$ 1	$ 528
Net income attributable to TDS shareholders	219					219	219
Net income attributable to noncontrolling interests classified as equity	38								38
Other comprehensive income	(6)				(6)		(6)
TDS Common and Series A Common Share dividends	(61)					(61)	(61)
Dividend reinvestment plan	12		3	9			12
Incentive and compensation plans	13		2	12		(1)	13
Adjust investment in subsidiaries for repurchases, issuances and other compensation plans	19		7				7		12
Stock-based compensation awards	16		16				16
Distributions to noncontrolling interests	(1)								(1)
Ending balance at Dec. 31, 2015	4,704	1	2,365	(727)		2,487	4,126	1	577
Net income attributable to TDS shareholders	43					43	43
Net income attributable to noncontrolling interests classified as equity	9								9
Other comprehensive income	1				1		1
TDS Common and Series A Common Share dividends	(65)					(65)	(65)
Repurchase of Common shares	(3)			(3)			(3)
Dividend reinvestment plan	9		2	7			9
Incentive and compensation plans	9		(5)	25		(11)	9
Adjust investment in subsidiaries for repurchases, issuances and other compensation plans	27		7				7		20
Stock-based compensation awards	16		16				16
Tax windfall (shortfall) from stock awards	1		1				1
Distributions to noncontrolling interests	(1)								(1)
Ending balance at Dec. 31, 2016	4,750	1	2,386	(698)	1	2,454	4,144	1	605
Net income attributable to TDS shareholders	153					153	153
Net income attributable to noncontrolling interests classified as equity	4								4
Other comprehensive income	(2)				(2)		(2)
TDS Common and Series A Common Share dividends	(69)					(69)	(69)
Redemption of Preferred Shares	(1)							(1)
Dividend reinvestment plan	12			13		(1)	12
Incentive and compensation plans	4			16		(12)	4
Adjust investment in subsidiaries for repurchases, issuances and other compensation plans	31		13				13		18
Stock-based compensation awards	14		14				14
Distributions to noncontrolling interests	(4)								(4)
Ending balance at Dec. 31, 2017	$ 4,892	$ 1	$ 2,413	$ (669)	$ (1)	$ 2,525	$ 4,269	$ 0	$ 623